Initial Public Offering (Details) - $ / shares			9 Months Ended	12 Months Ended
	Sep. 13, 2022	Sep. 13, 2022	Sep. 30, 2023	Dec. 31, 2022
Initial Public Offering (Details) [Line Items]
Purchase price per share			$ 10.1	$ 10
Common stock price per share			$ 11.5	$ 11.5
IPO [Member]
Initial Public Offering (Details) [Line Items]
Sale of units	11,500,000	11,500,000	11,500,000	11,500,000
Purchase price per share	$ 10.1	$ 10.1
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of units	1,500,000	1,500,000	1,500,000	1,500,000
Purchase price per share	$ 10	$ 10	$ 10